Quarterly Holdings Report
for

Fidelity® Mid Cap Value K6 Fund

April 30, 2019

MCVK6-QTLY-0619
1.9883981.101

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Media - 1.9%
Omnicom Group, Inc.	12,287	$983,329
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 3.2%
BorgWarner, Inc.	12,194	509,343
Lear Corp.	7,272	1,039,896
Magna International, Inc. Class A	1,984	110,390
		1,659,629
Household Durables - 2.0%
NVR, Inc. (a)	113	356,230
Toll Brothers, Inc.	17,981	685,076
		1,041,306
Specialty Retail - 4.7%
Best Buy Co., Inc.	14,614	1,087,428
Dick's Sporting Goods, Inc.	12,264	453,768
Williams-Sonoma, Inc. (b)	16,397	937,416
		2,478,612

TOTAL CONSUMER DISCRETIONARY		5,179,547

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 1.0%
Kroger Co.	20,290	523,076
Food Products - 3.5%
Ingredion, Inc.	7,394	700,582
Tyson Foods, Inc. Class A	15,273	1,145,628
		1,846,210

TOTAL CONSUMER STAPLES		2,369,286

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Cimarex Energy Co.	12,402	851,521
ConocoPhillips Co.	4,661	294,202
Devon Energy Corp.	14,237	457,577
HollyFrontier Corp.	20,146	961,569
Occidental Petroleum Corp.	3,063	180,349
		2,745,218
FINANCIALS - 17.7%
Banks - 5.7%
KeyCorp	34,410	603,896
M&T Bank Corp.	7,529	1,280,457
PacWest Bancorp	8,345	330,045
Popular, Inc.	6,239	360,053
Western Alliance Bancorp. (a)	8,908	425,624
		3,000,075
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	3,566	395,541
Franklin Resources, Inc.	9,605	332,237
Invesco Ltd.	31,541	692,956
Lazard Ltd. Class A	22,089	858,820
		2,279,554
Consumer Finance - 5.0%
Capital One Financial Corp.	2,462	228,547
Discover Financial Services	13,870	1,130,266
Synchrony Financial	36,857	1,277,832
		2,636,645
Insurance - 2.3%
Hartford Financial Services Group, Inc.	12,900	674,799
Torchmark Corp.	5,972	523,506
		1,198,305
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	3,220	152,789

TOTAL FINANCIALS		9,267,368

HEALTH CARE - 5.0%
Biotechnology - 0.3%
Amgen, Inc.	939	168,381
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	731	54,650
Henry Schein, Inc. (a)	7,498	480,322
Laboratory Corp. of America Holdings (a)	6,151	983,668
Universal Health Services, Inc. Class B	3,009	381,752
		1,900,392
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	4,157	539,454

TOTAL HEALTH CARE		2,608,227

INDUSTRIALS - 12.8%
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.	1,276	284,012
Air Freight& Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,832	310,392
Building Products - 0.2%
Masco Corp.	2,700	105,462
Electrical Equipment - 2.0%
Acuity Brands, Inc.	4,576	669,606
Regal Beloit Corp.	4,357	370,694
		1,040,300
Machinery - 8.7%
Allison Transmission Holdings, Inc.	3,936	184,441
Crane Co.	3,087	262,549
Cummins, Inc.	6,083	1,011,542
Ingersoll-Rand PLC	10,903	1,336,817
Oshkosh Corp.	4,192	346,217
Parker Hannifin Corp.	3,462	626,899
Snap-On, Inc.	4,661	784,353
		4,552,818
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc. Class A	4,866	407,041

TOTAL INDUSTRIALS		6,700,025

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	3,789	594,494
IT Services - 4.2%
Amdocs Ltd.	13,790	759,553
Cognizant Technology Solutions Corp. Class A	2,749	200,567
DXC Technology Co.	14,631	961,842
Maximus, Inc.	3,691	271,842
		2,193,804
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	3,805	167,686
KLA-Tencor Corp.	2,528	322,269
Lam Research Corp.	1,273	264,058
MKS Instruments, Inc.	2,093	190,484
ON Semiconductor Corp. (a)	5,750	132,595
		1,077,092
Software - 0.4%
Citrix Systems, Inc.	2,019	203,838

TOTAL INFORMATION TECHNOLOGY		4,069,228

MATERIALS - 7.0%
Chemicals - 4.2%
Huntsman Corp.	44,545	990,681
Innospec, Inc.	4,693	398,060
Westlake Chemical Corp.	11,368	792,918
		2,181,659
Metals & Mining - 2.4%
Nucor Corp.	9,555	545,304
Reliance Steel & Aluminum Co.	5,406	497,136
Steel Dynamics, Inc.	7,238	229,300
		1,271,740
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	8,495	212,800

TOTAL MATERIALS		3,666,199

REAL ESTATE - 13.1%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Apple Hospitality (REIT), Inc.	59,295	975,403
Brixmor Property Group, Inc.	54,610	976,427
Park Hotels & Resorts, Inc.	40,046	1,284,676
Simon Property Group, Inc.	3,388	588,496
		3,825,002
Real Estate Management & Development - 5.8%
CBRE Group, Inc. (a)	27,771	1,446,035
Jones Lang LaSalle, Inc.	8,193	1,266,392
Marcus & Millichap, Inc. (a)	8,146	351,093
		3,063,520

TOTAL REAL ESTATE		6,888,522

UTILITIES - 11.0%
Electric Utilities - 2.5%
Hawaiian Electric Industries, Inc.	5,844	242,409
OGE Energy Corp.	24,949	1,056,341
		1,298,750
Gas Utilities - 1.8%
National Fuel Gas Co.	5,443	322,280
UGI Corp.	11,112	605,715
		927,995
Independent Power and Renewable Electricity Producers - 1.4%
NRG Energy, Inc.	18,512	762,139
Multi-Utilities - 5.3%
Ameren Corp.	19,112	1,390,780
Avangrid, Inc.	11,355	581,490
MDU Resources Group, Inc.	32,022	837,375
		2,809,645

TOTAL UTILITIES		5,798,529

TOTAL COMMON STOCKS
(Cost $49,134,392)		50,275,478

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 2.49% (c)	2,290,714	2,291,173
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	678,585	678,653
TOTAL MONEY MARKET FUNDS
(Cost $2,969,826)		2,969,826
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $52,104,218)		53,245,304
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(749,196)
NET ASSETS - 100%		$52,496,108

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,913
Fidelity Securities Lending Cash Central Fund	508
Total	$8,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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